Other Assets and Liabilities (Schedule of Other Assets and Other Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 1,564,295	¥ 1,718,769
Collateral provided for derivative transactions	973,404	884,651
Prepaid pension cost	682,592	612,102
Miscellaneous receivables	324,135	286,896
Margins provided for futures contracts	276,398	225,240
Security deposits	122,858	113,066
Loans held for sale	26,689	33,133
Other	1,021,958	823,033
Total	4,992,329	4,696,890
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,400,141	2,882,824
Guaranteed trust principal	683,324	623,904
Collateral accepted for derivative transactions	671,691	715,894
Miscellaneous payables	481,809	442,352
Margins accepted for futures contracts	307,066	334,925
Unearned income	134,666	144,903
Factoring amounts owed to customers	53,488	242,392
Other	1,294,340	1,089,529
Total	¥ 5,026,525	¥ 6,476,723